STOCK IN FINANCIAL INSTITUTIONS (Detail Textuals) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock in Financial Institutions [Abstract]
Stock in financial institutions	$ 1,552,961	$ 1,546,847	$ 1,905,935